Payables, accruals and other current liabilities (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables, accruals and other current liabilities
Trade payables	SFr 776,028	SFr 602,901
Social security and other taxes		43,792
Accrued expenses	486,913	544,591
Other current liabilities	47,461
Total payables, accruals and other current liabilities	SFr 1,310,402	SFr 1,191,284
Maturity period of payables	3 months
Increase (decrease) in payables, accruals and other current liabilities	SFr 100,000